Statements of Consolidated Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Income Retained for Use in the Business	Treasury Shares-at Cost	Accumulated Other Comprehensive (Loss) Income
Beginning balance at Jun. 30, 2009	$ 508,102	$ 10,000	$ 136,895	$ 560,574	$ (191,518)	$ (7,849)
Beginning balance, shares at Jun. 30, 2009		42,284
Net income	65,903
Other comprehensive income (loss)	1,801					1,801
Cash dividends - $0.60, $0.70 and $0.80 per share for 2010, 2011 and 2012 respectively	(25,416)			(25,416)
Purchases of common stock for treasury	(3,929)				(3,929)
Purchases of common stock for treasury, shares		(160)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		214
Exercise of stock appreciation rights and options	2,871		1,499		1,372
Deferred compensation plans	255		68		187
Deferred compensation plans, shares		11
Compensation expense -- stock appreciation rights and options	3,020		3,020
Other share-based compensation expense	2,106
Other share-based compensation expense			2,106
Other	(326)		403	(309)	(420)
Other, shares		(27)
Ending balance at Jun. 30, 2010	555,039	10,000	143,185	601,370	(193,468)	(6,048)
Ending balance, shares at Jun. 30, 2010		42,376
Net income	96,759
Other comprehensive income (loss)	11,107					11,107
Cash dividends - $0.60, $0.70 and $0.80 per share for 2010, 2011 and 2012 respectively	(29,751)			(29,751)
Purchases of common stock for treasury	(6,085)				(6,085)
Purchases of common stock for treasury, shares		(190)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		379
Exercise of stock appreciation rights and options	597		(109)		706
Deferred compensation plans	221		102		119
Deferred compensation plans, shares		6
Compensation expense -- stock appreciation rights and options	2,473		2,473
Other share-based compensation expense	3,158		3,158
Other	(45)		502	(43)	(504)
Other, shares		(31)
Ending balance at Jun. 30, 2011	633,563	10,000	148,307	668,421	(198,224)	5,059
Ending balance, shares at Jun. 30, 2011		42,602
Net income	108,779
Other comprehensive income (loss)	(9,628)					(9,628)
Cash dividends - $0.60, $0.70 and $0.80 per share for 2010, 2011 and 2012 respectively	(33,800)			(33,800)
Purchases of common stock for treasury	(31,032)				(31,032)
Purchases of common stock for treasury, shares		(997)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		250
Exercise of stock appreciation rights and options	(405)		(1,853)		1,448
Performance share awards, shares		91
Performance share awards	(1,950)		(2,664)		714
Deferred compensation plans	284		128		156
Deferred compensation plans, shares		9
Compensation expense -- stock appreciation rights and options	2,058		2,058
Other share-based compensation expense	4,308		4,308
Other	46		214	40	(208)
Other, shares		(12)
Ending balance at Jun. 30, 2012	$ 672,131	$ 10,000	$ 150,070	$ 743,360	$ (226,730)	$ (4,569)
Ending balance, shares at Jun. 30, 2012		41,967